REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE	REVENUE

	For years ended December 31,
	2025	2024
Gold(1)	$1,329,319	$729,370
Silver	2,505	1,012
Total sales revenue	$1,331,824	$730,382
(1) Approximately 86% of gold sales were to a single customer for the year ended December 31, 2025 (87% for the year ended December 31, 2024).